Risk Management - Changes in Level 3 Assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in fair value measurement assets [line items]
Opening balance	¥ 4,516,551
Closing balance	4,862,767	¥ 4,516,551
Fair value [member]
Changes in fair value measurement assets [line items]
Opening balance	1,615,779
Closing balance	1,944,764	1,615,779
Significant unobservable inputs Level 3 [member] | Fair value [member]
Changes in fair value measurement assets [line items]
Opening balance	349,127	293,924
Purchases	96,946	71,076
Transfer into Level 3		36
Transferred out of Level 3	(10)
Total gains/(losses) recorded in profit or loss	(1,532)
Total gains/(losses) recorded in other comprehensive income	(1,997)	1,861
Disposals or exercises	(11,378)	(2,876)
Maturity	(35,003)	(14,894)
Closing balance	396,153	349,127
Available-for-sale securities [member] | Significant unobservable inputs Level 3 [member] | Debt securities [member] | Fair value [member]
Changes in fair value measurement assets [line items]
Opening balance	160,499	143,905
Purchases	49,497	27,415
Transferred out of Level 3	(10)
Total gains/(losses) recorded in other comprehensive income	(1,829)	4,073
Disposals or exercises	(600)
Maturity	(34,255)	(14,894)
Closing balance	173,302	160,499
Available-for-sale securities [member] | Significant unobservable inputs Level 3 [member] | Equity securities [member] | Fair value [member]
Changes in fair value measurement assets [line items]
Opening balance	188,583	150,010
Purchases	44,778	43,661
Total gains/(losses) recorded in profit or loss	(1,714)
Total gains/(losses) recorded in other comprehensive income	(168)	(2,212)
Disposals or exercises	(10,778)	(2,876)
Closing balance	220,701	188,583
Securities at fair value through profit or loss [member] | Significant unobservable inputs Level 3 [member] | Debt securities [member] | Fair value [member]
Changes in fair value measurement assets [line items]
Opening balance	45	9
Purchases	2,671
Transfer into Level 3		36
Total gains/(losses) recorded in profit or loss	182
Maturity	(748)
Closing balance	¥ 2,150	¥ 45